Schedule of investments
Delaware Ivy VIP Core Equity
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 93.79%
Communication Services — 5.53%
Alphabet Class A †	220,557	$ 21,096,277
Take-Two Interactive Software †	94,103	10,257,227
		31,353,504
Consumer Discretionary — 5.96%
Amazon.com †	92,726	10,478,038
Aptiv †	135,705	10,613,488
AutoZone †	5,938	12,718,780
		33,810,306
Consumer Staples — 4.68%
Costco Wholesale	27,157	12,825,436
Sysco	194,622	13,761,722
		26,587,158
Energy — 3.05%
ConocoPhillips	127,378	13,035,865
Schlumberger	119,188	4,278,849
		17,314,714
Financials — 17.50%
American Express	50,162	6,767,355
Aon Class A	27,108	7,261,420
Artisan Partners Asset Management Class A *	218,415	5,881,916
Bank of America	232,188	7,012,078
Blackstone	93,233	7,803,602
Charles Schwab	187,027	13,441,630
CME Group Class A	47,045	8,333,081
Intercontinental Exchange	85,828	7,754,560
KKR & Co.	211,173	9,080,439
Morgan Stanley	125,419	9,909,355
Progressive	138,113	16,050,112
		99,295,548
Healthcare — 17.42%
Danaher	71,913	18,574,409
Eli Lilly & Co.	46,886	15,160,588
HCA Healthcare	53,727	9,874,485
UnitedHealth Group	69,484	35,092,199
Vertex Pharmaceuticals †	26,691	7,728,112
Zoetis	83,816	12,429,075
		98,858,868
Industrials — 9.62%
Airbus ADR	490,503	10,531,100
Caterpillar	17,267	2,833,169
Deere & Co.	30,809	10,286,817
Equifax	44,687	7,660,692
Union Pacific	41,902	8,163,348
United Rentals †	55,900	15,099,708
		54,574,834
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 22.96%
Apple	131,276	$ 18,142,343
Applied Materials	56,944	4,665,422
Fiserv †	98,514	9,217,955
Intuit	21,432	8,301,042
Mastercard Class A	35,972	10,228,279
Microchip Technology	223,743	13,655,035
Microsoft	189,872	44,221,189
TE Connectivity	136,209	15,032,025
VeriSign †	39,169	6,803,656
		130,266,946
Materials — 3.78%
Linde	46,710	12,592,549
Sherwin-Williams	43,169	8,838,853
		21,431,402
Utilities — 3.29%
NextEra Energy	237,979	18,659,933
		18,659,933
Total Common Stocks (cost $493,256,176)		532,153,213

Short-Term Investments — 6.31%
Money Market Mutual Funds — 6.31%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	8,943,639	8,943,639
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	8,943,639	8,943,639
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	8,943,639	8,943,639
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	8,943,640	8,943,640
Total Short-Term Investments (cost $35,774,557)		35,774,557

Total Value of Securities—100.10% (cost $529,030,733)		567,927,770
Liabilities Net of Receivables and Other Assets—(0.10%)		(550,440)
Net Assets Applicable to 53,254,186 Shares Outstanding—100.00%		$567,377,330■
†	Non-income producing security.
NQ-IV095 [9/22] 11/22 (2605392)    1

Schedule of investments
Delaware Ivy VIP Core Equity   (Unaudited)
*	Fully or partially on loan.
■	Includes $1,639,175 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,734,951.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV095 [9/22] 11/22 (2605392)